INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2025
Inventory Disclosure [Abstract]
SCHEDULE OF INVENTORIES	The Company’s inventories were as follows:-
	As of December 31,
	2025	2024
	US$’000	US$’000

Statement of financial position
Finished goods	43,819	46,041
Written down	(1,423)	(943)

	42,396	45,098

SCHEDULE OF AMOUNT RECOGNIZED IN STATEMENT OF COMPREHENSIVE INCOME
	Financial Years Ended December 31,
	2025	2024	2023
	US$’000	US$’000	US$’000

Statement of comprehensive income
Inventories recognized as an expense in cost of sales	27,316	12,947	22,115